Income Taxes (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Income Taxes [Abstract]
Summary of Differences and Related Tax Effects	The reasons for the differences and related tax effects are as follows:

	2022 $	2021 $
Earnings (loss) before income taxes	(15,848)	(5,995)

Income taxes (recovery) on earnings before income taxes, at above basic rate	(3,627)	(1,619)
Increase (decrease) in taxes resulting from:
Nondeductible expenses	322	558
Effects of tax rate change and foreign exchange	12	440
Deferred income tax asset recognized	(138)	—
Tax rate difference by jurisdiction	(359)	(103)
Tax benefits not recognized	4,651	2,069

Income taxes (recovery)	861	1,345

	2022 $	2021 $
Current income taxes	1,390	1,428
Deferred income taxes (recovery )	(529)	(83)

Income taxes	861	1,345

Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities
Temporary differences give rise to the following deferred income tax assets and liabilities:

	2022 $	2021 $

Other tax pools	(20)	(7)
Equipment and leasehold improvements	8	17
Inventory and intangible assets	(8,093)	(1,502)

Recognized deferred income tax liabilities	(8,105)	(1,492)

	2022 $	2021 $

Non-capital losses carried forward (expire from 2026 to 2039)	10,514	5,820
Other tax pools	1,373	1,797
Capital losses carried forward	194	148
Equipment and leasehold improvements	13	40
Financing costs	979	804
Less: unrecognized deffered income tax asset	(13,073)	(8,609)

Unrecognized deferred income tax liabilities	—	—